Note 8 - Leases (Details Textual)		1 Months Ended		12 Months Ended
	Sep. 15, 2009 ft²	Apr. 30, 2015 ft²	Aug. 31, 2008 ft²	Oct. 31, 2015 USD ($) ft²	Oct. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)
Texas [Member]
Lease Term	5 years
Virginia [Member]
Area of Office Space		36,000
Lease Term		1 year
Lease Term, Extension, Number		4
Lease Term, Extension, Term		1 year
Centric Solutions Limited Liability Company [Member]
Area of Office Space			23,000
Lease Term			7 years
Lease Expiration Date				Nov. 30, 2016
Area of Office Space	21,000			34,000
Additional Area of Office Space				13,000
Operating Leases, Rent Expense, Net | $				$ 479,937	$ 425,084	$ 385,649